Reporting entity (Details) - $ / shares	Jun. 07, 2021	Aug. 13, 2020	Jul. 20, 2020	May 10, 2019	May 08, 2019
Highworld Investments Limited and ELQ Investors VIII Limited | HeadHunter Group PLC
Reporting entity
Ownership interest held by shareholders (as a percent)					40.61%
American Depositary Shares | Initial public offering
Reporting entity
Sale of existing shares in IPO					16,304,348
Offering price per share					$ 13.50
American Depositary Shares | Underwriter's Over-Allotment Option
Reporting entity
Sale of existing shares in IPO				2,445,652
Shares issued during the period	675,000	510,217
American Depositary Shares | Secondary Public Offering ("SPO")
Reporting entity
Shares issued during the period	4,500,000		5,000,000
Offering price per share	$ 37.0		$ 20.25